Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

15. LEASES

The Company leases buildings, office facilities, land use rights and batteries in PRC. The Company does not have any finance lease for the year ended December 31, 2022, and for the six months ended June 30, 2023, respectively. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Company’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to cost of sales, research and development expenses and general and administrative expenses.

A summary of supplemental information related to operating leases as of the year ended December 31, 2022 and the six months ended June 30, 2023 was as follows:

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Operating lease right-of-use assets, net	19,250	16,819	2,319
Operating lease liabilities, current	1,696	1,271	175
Operating lease liabilities, non-current	4,789	4,361	601
Weighted average remaining lease terms	3.79 years	2.83 years
Weighted average discount rate	4.41%	4.25%

Cash flow information related to leases consists of the following:

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	6,603	331	46
Derecognition of right-of use-assets	7,408	-	-
Derecognition of lease liabilities	5,658	-	-

Amortization of right-of-use assets:

As of June 30, 2023
RMB
FY2023	960
FY2024	1,063
FY2025	1,075
FY2026	1,087
FY2027	1,087
FY2028	620
FY2029	290
FY2030	147
Total future lease payment	6,329
less: imputed interest	697
Represent value of future lease payments(1)	5,632

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,271 (US$175) and RMB4,361 (US$601) as of June 30, 2023.